Expense Example	Apr. 30, 2026 USD ($)
Ancora Income Fund | class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Ancora Income Fund | class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Ancora/Thelen Small-Mid Cap | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Ancora/Thelen Small-Mid Cap | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
Ancora Dividend Value Equity Fund | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,322
Ancora Dividend Value Equity Fund | CLASS S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,288